Stock Split	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Stock Split [Abstract]
Stock Split

NOTE 13. STOCK SPLIT

On June 22, 2010, the Company's shareholders approved a 4 for 1 stock split and a change in the par value of its common stock from $1.50 to $1.00. All per share amounts in all periods have been retroactively adjusted for this split as if it occurred in the first period presented.

NOTE 14.	STOCK SPLIT

On June 22, 2010, the Company's shareholders approved a 4 for 1 stock split and a change in the par value of its common stock from $1.50 to $1.00. All per share amounts in all periods have been retroactively adjusted for this split as it occurred in the first period presented.